Other Receivables, Net (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)
Other Receivables, Net [Line Items]
Credit loss allowance for other receivables	$ 1,288		$ 729	$ 151,916	$ 166	$ 94
Credit losses for other receivables	559	$ 72	18,368	$ 124,534
Written off the uncollectible receivables			(43,898)
CECL Model [Member]
Other Receivables, Net [Line Items]
Credit loss allowance for other receivables	$ 1,288		$ 729		$ 166		$ 125,657	$ 16,057